MANAGEMENT'S PLANS	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
MANAGEMENT'S PLANS [Abstract]
MANAGEMENT'S PLANS

NOTE 2 – MANAGEMENT'S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. The Company currently has a cash position of approximately $1,675,000. Based upon the current cash position and expenditures of approximately $295,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through October 2015. In June 2013, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $18,485,352. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. Historically, the Company has successfully raised sufficient cash to fund its operations and is currently expected to close on a private placement in the near future.

NOTE 2 – MANAGEMENT'S PLANS

As a technology company focusing on the development of the next generation photonic devices and non-linear optical polymer materials systems, substantial net losses have been incurred since inception. The Company has satisfied capital requirements since inception primarily through the issuance and sale of its common stock. The Company currently has a cash position of approximately $2,450,000. Based upon the current cash position and expenditures of approximately $295,000 per month and no debt service, management believes the Company has sufficient funds currently to finance its operations through October 2015. In June 2013, the Company signed an agreement with an institutional investor to sell up to $20 million of common stock. Under the agreement subject to certain conditions and at the Company's sole discretion, the institutional investor has committed to invest up to $20 million in the Company's common stock over a 30-month period with the remaining available amount of $18,485,352. The Company filed a registration statement with the U.S. Securities and Exchange Commission covering the resale of the shares that may be issued to the institutional investor. Historically the Company has successfully raised sufficient cash to fund its operations.